Employee Benefit Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Postemployment Benefits [Abstract]
Description of Profit Sharing Plan (the Plan)	The Company established a 401(k) Profit Sharing Plan (the Plan) in 2009, pursuant to which the Company may make a discretionary contribution to the Plan each year, allocable to all plan participants. The Company is responsible for administrative expenses of the 401(k) Plan.	The Company started a 401(k) Profit Sharing Plan (401(k) Plan), effective January 1, 2009 for employees who are 21 years of age or older.
Percentage of employer matching contribution	25.00%
Amount of employer matching contribution	$ 192
Scenario, Forecast
Postemployment Benefits [Abstract]
Percentage of employer matching contribution			25.00%